Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(224,965)	¥(114,569)	¥(278,229)	$(3,346)
Foreign subsidiaries	(335,416)	406,037	841,519	10,120

	¥(560,381)	¥291,468	¥563,290	$6,774

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Current income tax expense:
Parent company and domestic subsidiaries	¥65,684	¥65,971	¥85,290	$1,026
Foreign subsidiaries	72,864	1,156	141,821	1,705

Total current	138,548	67,127	227,111	2,731

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(26,472)	(126,716)	(44,268)	(532)
Foreign subsidiaries	(168,518)	152,253	129,978	1,563

Total deferred	(194,990)	25,537	85,710	1,031

Total provision	¥(56,442)	¥92,664	¥312,821	$3,762

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2009	2010	2011
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	(5.0)	1.9	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	(2.5)	4.4	4.8
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(2.5)	(0.6)	12.6
Valuation allowance	(25.4)	11.2	8.1
Tax credits	10.0	(11.8)	(2.6)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	1.6	(12.9)	(12.1)
Other	(6.3)	(0.6)	2.3

Effective income tax rate	10.1%	31.8%	55.5%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Accrued pension and severance costs	¥210,268	¥226,093	$2,719
Accrued expenses and liabilities for quality assurances	277,696	395,513	4,757
Other accrued employees’ compensation	106,404	103,020	1,239
Operating loss carryforwards for tax purposes	146,114	296,731	3,568
Tax credit carryforwards	73,061	127,289	1,531
Property, plant and equipment and other assets	188,745	176,229	2,119
Other	474,380	277,449	3,337

Gross deferred tax assets	1,476,668	1,602,324	19,270
Less - Valuation allowance	(239,269)	(280,685)	(3,375)

Total deferred tax assets	1,237,399	1,321,639	15,895

Deferred tax liabilities
Unrealized gains on securities	(147,494)	(146,874)	(1,766)
Undistributed earnings of foreign subsidiaries	(12,797)	(26,783)	(322)
Undistributed earnings of affiliates accounted for by the equity method	(575,929)	(578,756)	(6,961)
Basis difference of acquired assets	(38,977)	(38,351)	(461)
Lease transactions	(457,316)	(537,174)	(6,460)
Gain on securities contribution to employee retirement benefit trust	(66,523)	(66,523)	(800)
Other	(6,141)	(27,491)	(331)

Gross deferred tax liabilities	(1,305,177)	(1,421,952)	(17,101)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Valuation allowance at beginning of year	¥82,191	¥208,627	¥239,269	$2,877
Additions	145,707	46,704	55,791	671
Deductions	(3,511)	(14,066)	(10,077)	(121)
Other	(15,760)	(1,996)	(4,298)	(52)

Valuation allowance at end of year	¥208,627	¥239,269	¥280,685	$3,375

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability)

The deferred tax assets and liabilities that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Deferred income taxes (Current assets)	¥632,164	¥605,884	$7,287
Investments and other assets - other	122,617	118,849	1,429
Deferred tax liabilities
Other current liabilities	(9,338)	(14,919)	(179)
Deferred income taxes (Long-term liabilities)	(813,221)	(810,127)	(9,743)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Balance at beginning of year	¥37,722	¥46,803	¥23,965	$288
Additions based on tax positions related to the current year	858	2,702	213	3
Additions for tax positions of prior years	35,464	6,750	12,564	151
Reductions for tax positions of prior years	(24,061)	(2,802)	(16,133)	(194)
Reductions for tax positions related to lapse of statute of limitations	(114)	(106)	—	—
Reductions for settlements	(128)	(27,409)	(2,794)	(34)
Other	(2,938)	(1,973)	(2,362)	(28)

Balance at end of year	¥46,803	¥23,965	¥15,453	$186